Disaggregation of Revenue - Schedule of Other Revenue Consists Mainly Utility Reimbursements and Other Ancillary Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 29,185	$ 83,205	$ 50,088	$ 62,362	$ 71,206	$ 2,965
Sales Type Lease Income [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,735	2,603	574	46,734	66,778
Operating Lease Income [Member]
Disaggregation of Revenue [Line Items]
Revenue	14,474	16,028	16,475	12,076	3,817	2,526
Sales of Property [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,125	58,372	26,946
Property Service Income [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,738	4,096	4,199	2,393	214	11
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,113	$ 2,106	$ 1,894	$ 1,159	$ 397	$ 428